Condensed Interim Consolidated Statements of Comprehensive Income (Loss)	3 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)
Condensed Interim Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ 729,711		$ 20,594
Other comprehensive income (loss):
Revaluation of marketable securities	98,524		(68,163)
Total other comprehensive income (loss)	$ 98,524		$ (68,163)
Comprehensive income (loss)		$ 828,235		$ (47,569)